FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of fair value measurement hierarchy of the financial instruments

Fair value measurements as at December 31, 2019 using
Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Non-recurring fair value measurement for:
Long-term investments	—	—	119,927	119,927

Fair value measurements as at December 31, 2020 using
Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Non-recurring fair value measurement for:
Long-term investments	—	—	110,677	110,677